Equity Equity (Schedule Of Common Units Sold In Public Offering) (Details) (ETP [Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended										12 Months Ended
	Jul. 31, 2012		Nov. 30, 2011		Apr. 30, 2011		Aug. 31, 2010		Jan. 31, 2010		Dec. 31, 2012 Distribution Reinvestment Plan [Member]
Capital Unit [Line Items]
Common Units to be Issued Under Distribution Reinvestment Plan											5,750,000
Number of ETP Common Units	15,525,000	[1]	15,237,500	[1]	14,202,500	[1]	10,925,000	[1]	9,775,000	[1]
Price per ETP Unit	$ 44.57		$ 44.67		$ 50.52		$ 46.22		$ 44.72
Net Proceeds	$ 671	[2],[3]	$ 660	[2],[3]	$ 695	[2]	$ 489	[2],[3]	$ 424	[2],[3]

[1]	Number of Common Units includes the exercise of the overallotment options by the underwriters.
[2]	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
[3]	Proceeds were used to repay amounts outstanding under the ETP Credit Facility.